Services payable	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Services payable

26	Services payable

	December 31, 2025	December 31, 2024

Service providers	635,144	415,873
Municipal Transfers	448,224	563,301
FAUSP	1,361,348	395,179
Other services	327,700	64,154
Total	2,772,416	1,438,507

This line records the balances payable, mainly for services received from third parties, such as the supply of electric power, reading of hydrometers and delivery of water and sewage bills, cleaning, surveillance and security services, collection, legal counsel services, audit, marketing, and advertising and consulting services, among others.

FAUSP – Definition of Balancing Tariffs

As of December 31, 2025, after ARSESP (the Regulatory Agency for Public Services of the State of São Paulo) defined the balancing tariff tables, the Company adjusted the provision for the amounts allocated to the Escrow Account pursuant to Concession Agreement No. 01/2024.

The impact resulting from this adjustment, which considers the period between July 2024 and June 2025, was R$ 107 million, recognized in profit or loss for the 3rd quarter of 2025.

For further details regarding FAUSP, see Note 30.